Segment information (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2017		Jun. 30, 2016		Jun. 30, 2017		Jun. 30, 2016		Dec. 31, 2016
Time charter revenues		$ 35,024		$ 22,785		$ 70,101		$ 44,454
Total revenues		35,024		22,785		70,101		44,454
Operating expenses		(8,093)		(6,647)		(17,027)		(12,734)
Construction contract expenses		(151)		(315)		(151)		(315)
Equity in earnings (losses) of joint ventures		1,551		(1,866)		6,360		(8,575)
Less: Non-controlling interest in Segment EBITDA		0				0
Add: Non-controlling interest in Segment EBITDA		0				0
Depreciation and amortization		(5,263)		(2,636)		(10,526)		(5,265)
Operating income (loss)		23,068		11,321		48,757		17,565
Gain (loss) on derivative instruments		247		326		910		662
Other financial income (expense), net		(9,061)		(7,084)		(17,469)		(14,256)
Income (loss) before tax		14,254		4,563		32,198		3,971
Income tax expense		(2,042)		(501)		(3,797)		(949)
Net income (loss)		12,212		4,062		28,401		3,022
Vessels, net of accumulated depreciation		689,241				689,241				$ 342,591
Net investment in direct financing lease		288,407				288,407				290,111
Goodwill		26,200				26,200				16,241
Advances to joint ventures		4,623				4,623				7,218
Total assets		1,073,613				1,073,613				810,467
Accumulated losses of joint ventures		19,526				19,526				25,886
Expenditures for vessels & equipment		0				0				537
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		1,704				1,704				3,192
Amortization of above market contract		(906)		(598)		(1,801)		(1,196)		2,405
Non-controlling interest in net income		2,812		0		5,556		0
Partners’ interest in net income (loss)		9,400		4,062		22,845		3,022
Noncontrolling Interest [Member]
Amortization of above market contract						0
Majority held FSRUs [Member]
Time charter revenues		35,024		22,785		70,101		44,454
Total revenues		35,024		22,785		70,101		44,454
Operating expenses		(6,693)		(5,123)		(13,955)		(9,705)
Construction contract expenses		(151)		(315)		(151)		(315)
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA		(5,423)				(10,417)
Segment EBITDA		22,757		17,347		45,578		34,434
Add: Non-controlling interest in Segment EBITDA		5,423				10,417
Depreciation and amortization		(5,263)		(2,636)		(10,526)		(5,265)
Operating income (loss)		22,917		14,711		45,469		29,169
Gain (loss) on derivative instruments		247		326		910		662
Other financial income (expense), net		(8,028)		(6,048)		(15,483)		(12,220)
Income (loss) before tax		15,136		8,989		30,896		17,611
Income tax expense		(2,042)		(500)		(3,797)		(946)
Net income (loss)		13,094		8,489		27,099		16,665
Vessels, net of accumulated depreciation		689,241				689,241				342,591
Net investment in direct financing lease		288,407				288,407				290,111
Goodwill		251				251				251
Advances to joint ventures		0				0				0
Total assets		1,061,914				1,061,914				698,869
Accumulated losses of joint ventures		0				0				0
Expenditures for vessels & equipment		0				0				537
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		1,704				1,704				3,192
Amortization of above market contract						1,801				2,405
Non-controlling interest in net income		2,812				5,556
Partners’ interest in net income (loss)		10,282				21,543
Majority held FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						(299)
Joint venture FSRUs [Member]
Time charter revenues		10,225		10,379		21,149		21,117
Total revenues		10,225		10,379		21,149		21,117
Operating expenses		(1,984)		(1,908)		(4,603)		(4,101)
Construction contract expenses		0		0		0		0
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA		0				0
Segment EBITDA		8,241		8,471		16,546		17,016
Add: Non-controlling interest in Segment EBITDA		0				0
Depreciation and amortization		(2,476)		(2,376)		(4,916)		(4,755)
Operating income (loss)		5,765		6,095		11,630		12,261
Gain (loss) on derivative instruments		(785)		(4,174)		1,711		(13,166)
Other financial income (expense), net		(3,429)		(3,787)		(6,981)		(7,670)
Income (loss) before tax		1,551		(1,866)		6,360		(8,575)
Income tax expense		0		0		0		0
Net income (loss)		1,551		(1,866)		6,360		(8,575)
Vessels, net of accumulated depreciation		270,382				270,382				274,932
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		0				0				0
Total assets		290,739				290,739				298,712
Accumulated losses of joint ventures		0				0				0
Expenditures for vessels & equipment		365				365				783
Expenditures for drydocking		0				0				135
Principal repayment direct financing lease		0				0				0
Amortization of above market contract						0				0
Non-controlling interest in net income		0				0
Partners’ interest in net income (loss)		1,551				6,360
Joint venture FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						0
Other [Member]
Time charter revenues		0		0		0		0
Total revenues		0		0		0		0
Operating expenses		(1,400)		(1,524)		(3,072)		(3,029)
Construction contract expenses		0		0		0		0
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA		0				0
Segment EBITDA		(1,400)		(1,524)		(3,072)		(3,029)
Add: Non-controlling interest in Segment EBITDA		0				0
Depreciation and amortization		0		0		0		0
Operating income (loss)		(1,400)		(1,524)		(3,072)		(3,029)
Gain (loss) on derivative instruments		0		0		0		0
Other financial income (expense), net		(1,033)		(1,036)		(1,986)		(2,036)
Income (loss) before tax		(2,433)		(2,560)		(5,058)		(5,065)
Income tax expense		0		(1)		0		(3)
Net income (loss)		(2,433)		(2,561)		(5,058)		(5,068)
Vessels, net of accumulated depreciation		0				0				0
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		4,623				4,623				7,218
Total assets		11,699				11,699				111,598
Accumulated losses of joint ventures		50				50				50
Expenditures for vessels & equipment		0				0				0
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		0				0				0
Amortization of above market contract						0				0
Non-controlling interest in net income		0				0
Partners’ interest in net income (loss)		(2,433)				(5,058)
Other [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						0
Total Segments reporting [Member]
Time charter revenues		45,249		33,164		91,250		65,571
Total revenues		45,249		33,164		91,250		65,571
Operating expenses		(10,077)		(8,555)		(21,630)		(16,835)
Construction contract expenses		(151)		(315)		(151)		(315)
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA		(5,423)				(10,417)
Segment EBITDA		29,598		24,294		59,052		48,421
Add: Non-controlling interest in Segment EBITDA		5,423				10,417
Depreciation and amortization		(7,739)		(5,012)		(15,442)		(10,020)
Operating income (loss)		27,282		19,282		54,027		38,401
Gain (loss) on derivative instruments		(538)		(3,848)		2,621		(12,504)
Other financial income (expense), net		(12,490)		(10,871)		(24,450)		(21,926)
Income (loss) before tax		14,254		4,563		32,198		3,971
Income tax expense		(2,042)		(501)		(3,797)		(949)
Net income (loss)		12,212		4,062		28,401		3,022
Vessels, net of accumulated depreciation		959,623				959,623				617,523
Net investment in direct financing lease		288,407				288,407				290,111
Goodwill		251				251				251
Advances to joint ventures		4,623				4,623				7,218
Total assets		1,364,352				1,364,352				1,109,179
Accumulated losses of joint ventures		50				50				50
Expenditures for vessels & equipment		365				365				1,320
Expenditures for drydocking		0				0				135
Principal repayment direct financing lease		1,704				1,704				3,192
Amortization of above market contract						1,801				2,405
Non-controlling interest in net income		2,812				5,556
Partners’ interest in net income (loss)		9,400				22,845
Total Segments reporting [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						(299)
Eliminations [Member]
Time charter revenues		(10,225)	[1]	(10,379)	[2]	(21,149)	[1]	(21,117)	[2]
Operating expenses		1,984	[1]	1,908	[2]	4,603	[1]	4,101	[2]
Construction contract expenses
Equity in earnings (losses) of joint ventures		1,551	[1]	(1,866)	[2]	6,360	[1]	(8,575)	[2]
Less: Non-controlling interest in Segment EBITDA	[3]	5,423				10,417
Add: Non-controlling interest in Segment EBITDA	[3]	(5,423)				(10,417)
Depreciation and amortization		2,476	[1]	2,376	[2]	4,916	[1]	4,755	[2]
Gain (loss) on derivative instruments		785	[1]	4,174	[2]	(1,711)	[1]	13,166	[2]
Other financial income (expense), net		3,429	[1]	3,787	[2]	6,981	[1]	7,670	[2]
Income (loss) before tax		0		0	[2]	0		0	[2]
Income tax expense		0		0	[2]	0		0	[2]
Net income (loss)		0		$ 0	[2]	0		$ 0	[2]
Vessels, net of accumulated depreciation	[4]	(270,382)				(270,382)				(274,932)
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		0				0				0
Total assets	[4]	(290,739)				(290,739)				(298,712)
Accumulated losses of joint ventures	[4]	(19,576)				(19,576)				(25,936)
Expenditures for vessels & equipment	[5]	(365)				(365)				(783)
Expenditures for drydocking	[5]	0				0				(135)
Principal repayment direct financing lease		0				0				0
Amortization of above market contract						0				$ 0
Partners’ interest in net income (loss)		$ 0				0
Eliminations [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						$ 0

[1]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
[2]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
[3]	Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.
[4]	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.
[5]	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership